SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF ASSET
Property and Equipment Type	Years of Depreciation
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5-7

SCHEDULE OF NET REVENUES BY REVENUE

The following table presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Three Months Ended 31,
	2023	2022
Revenue Source	Revenue	Revenue	% Change
Distributors	$221,746	$189,952	17%
Amazon	13,063	35,524	(63)%
Online Sales	5,236	10,971	(52)%
Retail	1,070,283	791,402	35%
Shipping	969	2,382	(59)%
Sales Returns and Allowances	(36,400)	(35,100)	4%
Net Revenues	$1,274,897	$995,131	28%

The following table presents our net revenues by product lines for the period presented:

	Three Months Ended 31,
	2023	2022
Product Line	Revenue	Revenue	% Change
Energy Drinks	$9,624	$62,892	(85)%
CBD Energy Waters	1,867	14,472	(87)%
Lemonade Drinks	228,554	159,018	44%
Apparel	-	65	(100)%
Retail	1,070,283	791,402	35%
Shipping	969	2,382	(59)%
Sales returns and allowance	(36,400)	(35,100)	4%
Net Revenues	$1,274,897	$995,131	28%

The following table presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Year Ended December 31,
	2022	2021
Revenue Source	Revenue	Revenue	% Change
Distributors	$805,480	$895,850	(10)%
Amazon	128,756	154,240	(17)%
Online Sales	22,647	68,073	(67)%
Retail	3,609,419	1,420,747	154%
Shipping	11,484	17,305	(34)%
Sales Returns and Allowances	(134,750)	(77,479)	74%
Net Revenues	$4,443,036	$2,478,736	79%

The following table presents our net revenues by product lines for the period presented:

	Year Ended December 31,
	2022	2021
Product Line	Revenue	Revenue	% Change
Hemp Energy Drinks	$168,146	$362,096	(54)%
CBD Energy Waters	59,250	133,110	(55)%
Lemonade Drinks	729,306	621,331	17%
Apparel	181	1,626	(89)%
Retail	3,609,419	1,420,747	154%
Shipping	11,484	17,305	(34)%
Sales returns and allowance	(134,750)	(77,479)	74%
Net Revenues	$4,443,036	$2,478,736	79%

SCHEDULE OF POTENTIAL DILUTIVE SECURITIES

For the three months ending March 31, 2023 and 2022, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	March 31, 2023	March 31, 2022
Warrants	347,169,154	170,000,000
Common stock equivalent of Series B Convertible Preferred Stock	488,000	488,000
Common stock equivalent of Series C Convertible Preferred Stock	1,000	-
Common stock equivalent of Series D Convertible Preferred Stock	500,000,000	-
Common stock issuable	169,998,860	500,000,000
Restricted common stock	9,600,000	170,000,000
Common stock on convertible debentures and accrued interest	449,794,074	856,123,077
Total	1,477,051,088	1,696,611,077

For the years ended December 31, 2022 and 2021, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	December 31, 2022	December 31, 2021
Warrants	278,333,333	170,000,000
Common stock equivalent of Series B Convertible Preferred Stock	488,000	488,000
Common stock equivalent of Series D Convertible Preferred Stock	500,000,000	500,000,000
Common stock issuable	169,999,860	169,999,860
Restricted common stock	9,600,000	8,100,000
Common stock on convertible debentures and accrued interest	229,909,630	766,027,250
Total	1,188,330,823	1,614,615,110